Business Combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Shares of Common Stock Issued and Outstanding at the Closing of the Business Combination	The number of shares of Common Stock issued and outstanding at the Closing of the Business Combination were:

Innventure LLC Units	Immediately Prior to Closing	Common Stock Conversion Ratio	Common Stock Upon Closing
Class B Preferred Units ..................................................................	10,875,000	2.09	22,754,664
Class B-1 Preferred Units ...............................................................	5,609,951	2.09	11,738,165
Class A Units ..................................................................................	342,608	2.09	716,867
Class C Units ..................................................................................	1,570,125	2.09	3,285,303
Total ...............................................................................................	18,397,684		38,494,999

Learn CW Shares
Learn CW Public shareholders ......................................................	1,027,674	1.00	1,027,674
Learn CW Class B Shareholders ....................................................	5,000,000	1.00	5,000,000
Total ...............................................................................................	6,027,674		6,027,674

Less: Learn CW shares subject to clawback provisions .................			(932,823)

Total Common Stock Issued and Outstanding at Closing ........			43,589,850

Consideration Transferred for the Business Combination	The consideration transferred for the Business Combination is summarized as follows:

Holdco Common Stock transferred to Innventure Members(1) .............................................................	$418,441
Contingent consideration(2) ...................................................................................................................	53,980
Consideration transferred .................................................................................................................	472,421
Non-controlling interest(3) .....................................................................................................................	343,030
Total business enterprise value .........................................................................................................	$815,451
__________________
(1)Represents the fair value of the 38,494,999 of aggregate consideration paid in shares (excluding the Company Earnout shares) at a Closing share price of $10.87.
(2)Represents the fair value of the Company Earnout Shares issued and contingently issuable to Innventure Members. Refer to Note 10.
Earnout Shares for more details.
(3)The non-controlling interest represents the fair value of equity in Accelsius held by non-controlling parties. The fair value is calculated using a discounted cash flow methodology to determine the Accelsius equity value which is pro rated by the non-controlling ownership percentage (Level 3). Significant inputs used to measure the fair value of the non-controlling interest include the long-term growth rate of
3%, normalized tax rate of 27.9%, normalized net working capital of 18%, and weighted average cost of capital of 17.6%.
Investing cash flow activity as a result of the Business Combination is summarized as follows:

Amount
Cash consideration transferred ..............................................................................................................	$—
Add: Cash and cash equivalents acquired .............................................................................................	16
Investing cash flow activity as a result of the Business Combination ............................................	$16
On the Closing Date, Innventure settled certain obligations using cash from the Learn CW trust account that was released at Closing and financing secured through Series B Preferred Stock. The financing secured through
Series B Preferred Stock is discussed in Note 13. Stockholders' Equity.

Amount
Cash proceeds from Learn CW trust account .......................................................................................	$11,342
Net cash proceeds from Series B Preferred Stock issuance ..................................................................	10,572
Total Innventure, Inc. cash sources ...................................................................................................	$21,914

Payment of Learn CW accounts payable and accrued expenses ..........................................................	$9,233
Payment of Learn CW promissory note due to Sponsor .......................................................................	4,628
Payment of Innventure LLC transaction costs at Closing ....................................................................	6,206
Total cash uses .....................................................................................................................................	$20,067
Net cash proceeds ................................................................................................................................	$1,847

Purchase Consideration Allocation to Assets and Liabilities	The purchase consideration was allocated to the following assets and liabilities:

Amount
Assets acquired:
Cash and cash equivalents ................................................................................................................	$16
Accounts receivable .........................................................................................................................	117
Due from related parties ...................................................................................................................	210
Inventory ..........................................................................................................................................	2,824
Prepaid expenses and other current assets .......................................................................................	1,955
Equity method investments ..............................................................................................................	18,449
Investment in debt securities - AFS .................................................................................................	10,172
Property, plant, and equipment ........................................................................................................	1,227
Intangible assets ...............................................................................................................................	187,500
Other assets ......................................................................................................................................	829
Total assets acquired: ........................................................................................................................	$223,299

Liabilities assumed:
Accounts payable .............................................................................................................................	$6,286
Accrued employee benefits ..............................................................................................................	7,617
Accrued expenses .............................................................................................................................	1,972
Related party payable .......................................................................................................................	13,932
Notes payable ...................................................................................................................................	975
Patent installment payable ................................................................................................................	13,600
Deferred tax liability ........................................................................................................................	30,654
Other liabilities .................................................................................................................................	748
Total liabilities assumed: ...................................................................................................................	$75,784

Net identifiable assets acquired .........................................................................................................	$147,515

Goodwill ...............................................................................................................................................	$667,936

Fair Value of Definite-Lived Intangible Assets	The fair value of definite-lived intangible assets as of the Closing Date included:

Amount
Trade names ..........................................................................................................................................	17,800
Customer relationships ..........................................................................................................................	4,600
Developed technology ..........................................................................................................................	165,100
Total .....................................................................................................................................................	$187,500